Revenue, Accounts Receivable and Provision for Credit Losses, Credit Losses Provision (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Provision for Credit Losses [Abstract]
Change in provision of estimated losses	$ 39	$ (20)
Allowance for credit loss, writeoff	38
Cash Equivalents [Member]
Provision for Credit Losses [Abstract]
Allowance for estimated credit losses	0		$ 0
Freight and Demurrage Receivables [Member]
Provision for Credit Losses [Abstract]
Allowance for estimated credit losses	158		121
Insurance Claims [Member]
Provision for Credit Losses [Abstract]
Allowance for estimated credit losses	$ 0		$ 0